Short-Bank Loans (Details) - Schedule of short-term bank loans - USD ($)		Sep. 30, 2021	Sep. 30, 2020
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Total short-term bank loans		$ 4,334,400	$ 2,646,000
Maturity date on March 31, 2021, interest rate 4.81% per annum [Member]
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Total short-term bank loans			1,176,000
Maturity date on June 18, 2021, interest rate 4.81% per annum [Member]
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Total short-term bank loans	[1]		1,470,000
Maturity date on June 15, 2022, interest rate 4.81% per annum [Member]
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Total short-term bank loans		1,548,000
Maturity date on June 30, 2022, interest rate 4.5% per annum [Member]
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Total short-term bank loans	[2]	1,548,000
Maturity date on March 17, 2022, interest rate 4.81% per annum [Member]
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Total short-term bank loans		$ 1,238,400

[1]	On June 19, 2020, the Company’s subsidiary Jiangxi Universe signed a loan agreement with Jiangxi Luling Rural Commercial Bank (“LRC Bank”) to borrow RMB 10 million (equivalent to $1,470,000) as working capital for one year, with the maturity date on June 18, 2021. The fixed interest rate of the loan was 4.81% per annum. There was no guarantee requirement for this loan. The loan was fully repaid upon maturity.
[2]	On June 30, 2021, the Company’s subsidiary Jiangxi Universe signed a loan agreement with Bank of Communications to borrow RMB 10 million (equivalent to $1,548,000) as working capital for one year, with the maturity date on June 18, 2022. The fixed interest rate of the loan was 4.5% per annum. Certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, Mr. Gang Lai’s spouse, Mrs. Xing Wu, and the Company’s subsidiary, Universe Trade, jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan.